Harbor Emerging Markets Equity Fund
Harbor Emerging Markets Equity Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Emerging Markets Equity Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	1.24%	1.24%	1.36%
Total Annual Fund Operating Expenses		2.19%	2.44%	2.56%
Expense Reimbursement	[2]	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses	[2][3]	1.25%	1.50%	1.62%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses to 1.25%, 1.50% and 1.62% for the Institutional Class, Administrative Class and Investor Class, respectively, through February 28, 2015. Only the Board of Trustees may modify or terminate this agreement.
[3]	After Expense Reimbursement

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Emerging Markets Equity Fund (USD $)	One Year	Three Years
Institutional	127	596
Administrative	153	672
Investor	165	708

Expense Example, No Redemption Harbor Emerging Markets Equity Fund (USD $)	One Year	Three Years
Institutional	127	596
Administrative	153	672
Investor	165	708

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategy
Principal Style Characteristics: Equity securities of emerging market companies of any size

The Fund invests primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital.

Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index, but may include other countries with similar characteristics. As of January 1, 2014, the MSCI Emerging Markets (ND) Index included the following 21 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Subadviser uses proprietary, fundamental research to identify companies with solid businesses for investment that it believes have an intrinsic value that is higher than the company’s value as determined by its current stock price. When selecting individual companies for investment, the Subadviser normally looks for:
  Sound management
  Quality business model
  Positive cash flow generation
  Strong market position
  Industry growth potential
  Sustainable advantages
  Stock trading at a significant discount to intrinsic value
In constructing the overall portfolio of investments for the Fund, the Subadviser actively considers the risk of loss that can occur as a result of unpredictable market events and seeks to construct a portfolio that is appropriately diversified across various countries and sectors. The Subadviser also carefully monitors developments on both the company level and global macro level to seek to identify circumstances that could cause the risk in the portfolio to increase beyond desired levels.

The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a less appealing risk/reward profile for the company, price appreciation in the company’s stock resulting in overvaluation, deceleration of the company’s revenue or earnings growth, deterioration in the company’s business, or issues developing with company management.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Emerging market securities risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Small and Mid cap risk: The Fund’s performance may be more volatile because it may invest in emerging market issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.